Group information - Summary of Financial Statements of Subsidiaries and Structured Entities (Details)			12 Months Ended
	May 02, 2024	Nov. 25, 2019	Dec. 31, 2024	Dec. 31, 2023
Stone Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
MNLT Soluesde Pagamentos [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Pagar.me Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Cartões
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone SCFI [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Stone sociedade de crédito direto sa stone scd [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	100.00%
TAG Tecnologia para o Sistema Financeiro S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial assets register
Proportion of ownership interest in subsidiary			100.00%	100.00%
MLabs Software S.A. (“MLabs”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			51.50%	51.50%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Sponte Educação Ltda. ("Sponte Educação") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
SimplesVet Tecnologia S.A. (“SimplesVet”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Trinks servicos de internet sa [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary	100.00%	19.90%	100.00%	19.90%
Linx S.A. (“Linx”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Sistemas e Consultoria Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Telecomunicações Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Automotivo Ltda. ("Linx Auto") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Linx Impulse Ltda. ("Linx Impulse") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Linx Saúde Ltda. ("Linx Saúde") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Linx Commerce Ltda. ("Linx Commerce") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Linx People Ltda. ("Linx People") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Linx Enterprise Ltda. ("Linx Enterprise") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Napse S.R.L. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Napse Uruguay
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Napse IT Peru S.R.L. (“Napse Group”) [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Synthesis Holding LLC. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Synthesis US LLC (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Hiper Software S.A.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Reclame Aqui LLC
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Obvio Brasil Software
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
O Mediador Tecnologia da Informação
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Reclame Aqui Marcas e Servicos
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
STEF S.A
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Hubcount Tecnologia
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			75.60%	75.60%
Buy 4 Processamento de Pagamentos S.A.[member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Processing card transactions
Proportion of ownership interest in subsidiary			100.00%	100.00%
Buy 4 sub limited liabilty company [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Cloud store card transactions
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta corretora de seguros ltda. vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Insurance services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta tecnologia em saúde sa vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Health services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta serviços em saúde ltda vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Health services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta saúde administradora em benefícios ltda vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Health services
Proportion of ownership interest in subsidiary			100.00%	100.00%
StoneCo Pagamentos UK Ltd.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Service provider
Proportion of ownership interest in subsidiary			0.00%	100.00%
Stone Logistica Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Logistic services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Franchising Ltda. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Franchising management
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ametista Servicos Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Electronic fund transfer
Proportion of ownership interest in subsidiary			0.00%	100.00%
Esmeralda Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Electronic fund transfer
Proportion of ownership interest in subsidiary			0.00%	100.00%
Diamante Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Electronic fund transfer
Proportion of ownership interest in subsidiary			0.00%	100.00%
Safira Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Electronic fund transfer
Proportion of ownership interest in subsidiary			0.00%	100.00%
FIDC TAPSO [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC TAPSO II [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			0.00%	100.00%
FIDC SOMA [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			0.00%	100.00%
FIDC SOMA III [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC ACR I [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC ACR III [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			0.00%	100.00%
FIDC ACR V [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			0.00%	100.00%
FIDC ACR VI [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			0.00%	100.00%
STONE FIM CP [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	0.00%
STONE FIM CP [Member] | Total for all associates
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%
FIC FIM STONECO [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC ACR FAST
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
Mpb capital limited liabilty company [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment company
Proportion of ownership interest in subsidiary			100.00%	100.00%
DLP Capital Limited Liabilty Company [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
DLP Par Participacoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
Reclame Aqui Holding
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			50.00%	50.00%
STNE Participacoes S.A. [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
STNE Participações em Tecnologia S.A. ("STNE ParTec")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vittapar llc vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Holding Instituições S.A.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
STNE Investimentos S.A. [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
Equals Software S.A. [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone seguros sa stone seguros [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%